Debt Obligations (Secured Debt) (Narrative) (Details) $ in Thousands		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
		Feb. 28, 2014 USD ($)	Jun. 30, 2014 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) property item	Sep. 30, 2015 USD ($) property	Sep. 04, 2014 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) property	Sep. 30, 2013 USD ($)
Debt Instrument [Line Items]
Number of real estate properties | property					100	173			29
Loss on extinguishment of debt			$ 1,925	$ 1,925	$ 1,925
17 Properties Assumed [Member]
Debt Instrument [Line Items]
Non-recourse debt						$ 153,877
Number of real estate properties | property						17
4 Properties Acquired [Member]
Debt Instrument [Line Items]
Non-recourse debt						$ 45,607
Number of real estate properties | property						4
Federal Funds Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					0.50%
London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					2.75%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					1.90%
London Interbank Offered Rate LIBOR 30-Day [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					1.00%
Senior Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity		$ 150,000			$ 150,000		$ 100,000	$ 100,000		$ 150,000
Lind of credit, Carrying Value	[1]								$ 45,000
Debt instrument, maturity date					Sep. 30, 2015
Line of credit facility, number of extensions | item					1
Line of credit facility, duration of extensions					12 months
Line of credit facility, Base Borrowings, percentage of value					60.00%
Credit facility									$ 45,000
Loss on extinguishment of debt					$ 1,925
Accordian Feature [Member]
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity		50,000
Line of credit facility, increase (decrease), net		$ 50,000
Debt instrument, basis spread on variable rate		1.90%
Borrowing Base [Member]
Debt Instrument [Line Items]
Number of real estate properties | property									18

[1]	Long term debt instruments are classified as Level III due to the significance of unobservable inputs which are based upon management assumptions.